Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
Schedule of Plant and Equipment, Net

Plant and equipment, net consist of the following:

	June 30, 2026	December 31, 2025
At cost:
Building improvement	$29,637	$247,515
Furniture and fixtures	1,885,996	1,550,061
Medical instruments	819,491	1,052,578
Motor vehicle	274,457	-
Office equipment	372,365	167,234
	3,381,946	3,017,388
Less: accumulated depreciation	(1,648,114)	(1,228,278)
Total	$1,733,832	$1,789,110